Schedule I - Condensed Financial Information Of Registrant (Long-Term Indebtedness) (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Unamortized discount - net	$ (9,700)	$ (6,768)
Debt Issuance Costs, Net		(23,612)
Debt, Long-Term and Short-Term, Combined Amount	3,593,698	2,558,420
Long-term debt	4,038,698	3,003,420	$ 3,000,450
Current portion of long-term debt	445,000	445,000	0
Net Long-term Debt		2,558,420	3,000,450
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Unamortized discount - net	(1,423)	(319)	(425)
Debt Issuance Costs, Net	(9,044)	(4,554)	(5,912)
Debt, Long-Term and Short-Term, Combined Amount	1,269,533	875,127	873,663
Long-term debt		470,653	873,663
Current portion of long-term debt		405,000	0
Net Long-term Debt		470,127	873,663
Parent Company [Member] | 5.00% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt	400,000	0
Parent Company [Member] | Three Point Seven Zero Percent Senior Secured Notes [Domain]
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 405,000	$ 405,000	405,000
Debt, stated interest rate	3.70%	3.70%
Parent Company [Member] | Four Point Two Five Percent Senior Secured Notes
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 475,000	$ 475,000	$ 475,000
Debt, stated interest rate	4.25%	4.25%